ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS - Consolidating Balance Sheets Additional Information (Details) - $ / shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Line Items]
Preferred Stock, Par or Stated Value Per Share	$ 0.003	$ 0.003
Preferred Stock, Shares Authorized	1,666,667	1,666,667
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Class A Ordinary Shares [Member]
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.003	$ 0.003
Ordinary shares, shares authorized	66,666,667	66,666,667
Oridinary shares, shares isued	38,858,199	38,756,289	34,206,939
Ordinary shares, shares outstanding	38,858,199	38,756,289
Class C Ordinary Shares [Member]
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.003
Ordinary shares, shares authorized	8,333,333	8,333,333
Oridinary shares, shares isued	4,708,415	4,708,415	4,708,415
Ordinary shares, shares outstanding	4,708,415	4,708,415	4,708,415